Property, Plant and Equipment	3 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the three months ended December 31, 2024 and 2023, the Company acquired property, plant and equipment with costs of €13.5 million and €16.4 million, respectively. The additions during the three months ended December 31, 2024 mainly related to investments in the production facilities in Pasewalk, Germany, and Arouca, Portugal.